Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2015	2014	2015	2014	2013
Euro (EUR)	1.0887	1.2141	1.1100	1.3287	1.3281
Pound Sterling (GBP)	1.4833	1.5587	1.5286	1.6474	1.5642
Swiss Franc (CHF)	1.0048	1.0097	1.0406	1.0938	1.0791
Australian Dollar (AUD)	0.7308	0.8187	0.7522	0.9025	0.9683
Canadian Dollar (CAD)	0.7202	0.8633	0.7836	0.9059	0.9710
Japanese Yen (JPY)	0.0083	0.0084	0.0083	0.0095	0.0103
Chinese Yuan (CNY)	0.1542	0.1611	0.1592	0.1623	0.1626

Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2013	$4,936
Provision charged to cost of sales	2,766
Usage	(3,504)
Adjustments to previously provided warranties, net	(695)
Currency translation	(224)
BALANCE AT DECEMBER 31, 2014	$3,279
Provision charged to cost of sales	2,202
Usage	(2,569)
Adjustments to previously provided warranties, net	(91)
Currency translation	(184)
BALANCE AT DECEMBER 31, 2015	$2,637

Schedule of Cash and Cash Equivalents

(in thousands)	2015	2014
Cash at bank and on hand	$217,644	$260,830
Short-term bank deposits	72,367	131,837
Cash and Cash Equivalents	$290,011	$392,667

Inventories
Inventories consisted of the following as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Raw materials	$27,051	$24,781
Work in process	21,066	22,489
Finished goods	88,469	85,006
Total inventories, net	$136,586	$132,276